Finance Lease Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Summary of Finance Lease Receivables
6.1	Finance lease receivables consists of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Finance lease receivables	3,484,919,078	3,848,670,074	589,834,494
Add: unamortized initial direct costs	420,074	390,796	59,893
Less: unearned income	(356,209,820)	(335,437,061)	(51,407,979)
Less: allowance for finance lease receivables—collective	(19,088,837)	(23,726,420)	(3,636,233)

Total finance lease receivables, net	3,110,040,495	3,489,897,389	534,850,175

Finance lease receivables—current	1,661,082,122	2,035,397,525	311,938,318
Finance lease receivables—non-current	1,448,958,373	1,454,499,864	222,911,857

Summary of Future Minimum Lease Payments Receivable

6.2    The following table presents the future minimum lease payments to be received:

	Contractual maturities
	2021	2022	2023	Thereafter	Total
	RMB	RMB	RMB	RMB	RMB

Finance lease receivables	2,154,625,037	1,163,138,961	524,223,451	6,682,625	3,848,670,074

	US$	US$	US$	US$	US$
Finance lease receivables	330,210,734	178,258,844	80,340,759	1,024,157	589,834,494

Summary of Analysis of Aging Finance Lease Receivables Principal
6.3	The following table presents the aging of finance lease receivables principal as of December 31, 2019 and 2020:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Aging of finance lease receivables principal:
Current	3,043,067,511	3,423,777,666	524,716,884
1-30 days past due	70,311,661	68,919,540	10,562,382
31-60 days past due	4,672,808	7,515,295	1,151,769
61-90 days past due	2,821,449	5,260,689	806,236
91-120 days past due	3,500,436	3,678,200	563,709
121-150 days past due	1,977,944	2,570,865	394,002
151-180 days past due	2,777,523	1,901,554	291,426

	3,129,129,332	3,513,623,809	538,486,408

Summary of Movement of Allowance for Finance Lease Receivables
6.4    Movement of allowance for finance lease receivables is as follows:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Balance at the beginning of the year	13,544,836	19,088,837	2,925,492
Additions	18,855,252	36,282,049	5,560,468
Charge-offs	(13,311,251)	(31,644,466)	(4,849,727)

Balance at the end of the year	19,088,837	23,726,420	3,636,233